Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets and Contract Liabilities
Schedule of intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2016	$—	$—	$—
Additions	1,468	1,458	2,926
Amortization for the year	(253)	(176)	(429)
Intangibles, December 31, 2017	$1,215	$1,282	$2,497
Additions	—	—	—
Amortization for the year	(304)	(302)	(606)
Intangibles, December 31, 2018	$911	$980	$1,891

Summary of estimated future amortization of intangible assets

(U.S. Dollars in thousands)
2019	606
2020	606
2021	605
2022	74
Total	$1,891

Schedule of contract liabilities

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2016	December 31, 2017	2017	December 31, 2018	2018
Contract liabilities:
Unfavorable contract rights	$(9,757)	$1,518	$(8,239)	$1,518	$(6,721)
Total amortization income		$1,518		$1,518

Schedule of expected amortization of contract liabilities

					2023
(U.S. Dollars in thousands)	2019	2020	2021	2022	and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(649)